Note 1. Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies [Text Block]
Note 2.   Summary of Significant Accounting Policies

Revenue Recognition

Healthcare Services

Our Catasys contracts are generally designed to provide revenues to us on a monthly basis based on enrolled members. To the extent our contracts may include a minimum performance guarantee; we reserve a portion of the monthly fees that may be at risk until the performance measurement period is completed.

License and Management Services

Our license and management services revenues to date have been primarily derived from licensing our PROMETA Treatment Program and providing administrative services to hospitals, treatment facilities and other healthcare providers, and from revenues generated by our managed treatment centers.  We record revenues earned based on the terms of our licensing and management contracts, which requires the use of judgment, including the assessment of the collectability of receivables. Licensing agreements typically provide for a fixed fee on a per-patient basis, payable to us following the providers’ commencement of the use of our program to treat patients.  For revenue recognition purposes, we treat the program licensing and related administrative services as one unit of accounting.  We record the fees owed to us under the terms of the agreements at the time we have performed substantially all required services for each use of our program, which according to our license agreements is in the period in which the provider begins using the program for medically directed and supervised treatment of a patient.

The revenues of our managed treatment centers, which we include in our consolidated financial statements, are derived from charging fees directly to patients for medical and mental health treatments, including the PROMETA Treatment Program.  Revenues from patients treated with PROMETA at our managed treatment center are recorded based on the number of days of treatment completed during the period as a percentage of the total number treatment days for the PROMETA Treatment Program.  Revenues relating to the continuing care portion of the PROMETA Treatment Program are deferred and recorded over the period during which the continuing care services are provided.  Revenues related to other mental health and medical services are recognized when services are provided.

Cost of Healthcare Services

Healthcare Services

Healthcare services cost of services is recognized in the period in which an eligible member actually receives services. We contract with various healthcare providers, including licensed medical and behavioral healthcare professionals on a contracted fee-for-for service basis to provide services to members enrolled in our programs.  Healthcare services costs also include direct labor costs for our employees who work directly with members.

License and Management Services

License and management services represent direct costs that are incurred in connection with licensing our treatment programs and providing administrative services in accordance with the various technology license and services agreements, and are associated directly with the revenue that we recognize. Consistent with our revenue recognition policy, the costs associated with providing these services are recognized when services have been rendered, which for our license agreements is in the period in which patient treatment commences, and for our managed treatment center is in the periods in which medical treatment is provided. Such costs include royalties paid for the use of the PROMETA Treatment Program for patients treated by all licensees, and direct labor costs, continuing care expense, medical supplies and program medications for patients treated at our managed treatment center.

Comprehensive Income (Loss)

Our comprehensive income (loss) is as follows:

	Three Months Ended		Six Months Ended
(In thousands)	June 30,		June 30,
	2011	2010	2011	2010
Net income (loss)	$2,957	$(2,477)	$1,005	$(5,626)
Net unrealized gain (loss) on marketable securities available for sale	-	-	-	(17)
Other comprehensive gain:
Net unrealized gain (loss) on marketable securities available for sale	-	(666)	-	(679)
Comprehensive income (loss)	$2,957	$(3,143)	$1,005	$(6,322)

Basic and Diluted Income (Loss) per Share
Basic income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

The following is a reconciliation of the weighted average common shares used to calculate basic net income (loss) per share to the weighted average common and potential common shares used to calculate diluted net income (loss) per share for the three and six months ended June 30, 2011 and 2010.

	Three Months Ended		Six Months Ended
	June 30		June 30
	2011	2010	2011	2010

Numerator

Net income (loss)	$2,957	$(2,477)	$1,005	$(5,626)

Denominator

Weighted-average common shares outstanding	20,861	1,773	15,391	1,710

Shares used in calculation - basic	20,861	1,773	15,391	1,710

Stock options and warrants	1,537	-	2,628

Shares used in calculation - diluted	22,397	1,773	18,019	1,710

Net income (loss) per share

Basic	$0.14	$(1.40)	$0.07	$(3.29)

Diluted	$0.13	$(1.40)	$0.06	$(3.29)

For the three and six months ended  June 30, 2011, common equivalent shares, consisting of 1,536,684, and 2,628,053 ,of incremental common shares, respectively, issuable upon the exercise of stock options and warrants were excluded from the diluted earnings per share calculation because their effect is anti-dilutive.

Share-Based Compensation

Our 2010 Stock Incentive Plan, as amended (“the Plan”), provides for the issuance of up 5,775,000 shares of our common stock. Incentive stock options (ISOs) under Section 422A of the Internal Revenue Code and non-qualified options (NSOs) are authorized under the Plan. We have granted stock options to executive officers, employees, members of our board of directors, and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants, but option rights expire no later than ten years from the date of grant and employee and board of director awards generally vest over three to five years. At June 30, 2011, we had 5,404,185 vested and unvested shares outstanding and 348,451 shares available for future awards.

Share-based compensation expense attributable to continuing operations amounted to $1.0 million and $2.1 million for the three and six months ended June 30, 2011, compared to $1.1 million and $2.2 million for the same periods in 2010.

Stock Options – Employees and Directors

We measure and recognize compensation expense for all share-based payment awards made to employees and directors based on estimated fair values on the date of grant. We estimate the fair value of share-based payment awards using the Black Scholes option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the consolidated statements of operations subsequent to January 1, 2006. We account for share-based awards to employees and directors using the intrinsic value method under previous FASB rules, allowable prior to January 1, 2006. Under the intrinsic value method, no share-based compensation expense had been recognized in our consolidated statements of operations for awards to employees and directors because the exercise price of our stock options equaled the fair market value of the underlying stock at the date of grant.

Share-based compensation expense attributable to continuing operations recognized for employees and directors for the three and six months ended June 30, 2011 amounted to $909,000 and $1.9 million compared to $1.0 million and $1.8 million in 2010.

Share-based compensation expense recognized in our consolidated statements of operations for the three and six months ended June 30, 2011 and 2010, includes compensation expense for share-based payment awards granted prior to, but not yet vested, as of January 1, 2006 based on the grant date fair value estimated in accordance with the pro-forma provisions of  Statement of Financial Accounting Standards (“SFAS”) 123, and for the share-based payment awards granted subsequent to January 1, 2006 based on the grant date fair value estimated in accordance with the provisions of the Accounting Standards Council (“ASC”) 718. For share-based awards issued to employees and directors, share-based compensation is attributed to expense using the straight-line single option method. Share-based compensation expense recognized in our consolidated statements of operations for the three and six months ended June 30, 2011 and 2010, is based on awards ultimately expected to vest, reduced for estimated forfeitures. Accounting rules for stock options require forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the three and six months ended June 30, 2011, there were 16,250 options granted to employees at the weighted average per share exercise price of $0.72, the fair market value of our common stock at the dates of grant. There were no options issued to employees for the same period in 2010. Employee and director stock option activity for the three and six months ended June 30, 2011, was as follows:

		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2010	5,160,465	$4.40
Cancelled	(343)	$27.20
Balance March 31, 2011	5,160,122	$4.40

Granted	16,250	$0.73
Cancelled	(18,200)	$4.80
Balance June 30, 2011	5,158,172	$4.39

The expected volatility assumptions have been based on the historical and expected volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected option term for the three and six months ended June 30, 2011 and 2010, reflects the application of the simplified method prescribed in SEC Staff Accounting Bulletin (SAB) No. 107 (and as amended by SAB 110), which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches.

As of June 30, 2011, there was $2,273,740 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.78 years.

Stock Options and Warrants – Non-employees

We account for the issuance of options and warrants for services from non-employees by estimating the fair value of warrants issued using the Black-Scholes pricing model. This model’s calculations include the option or warrant exercise price, the market price of shares on grant date, the weighted average risk-free interest rate, expected life of the option or warrant, expected volatility of our stock and expected dividends.

For options and warrants issued as compensation to non-employees for services that are fully vested and non-forfeitable at the time of issuance, the estimated value is recorded in equity and expensed when the services are performed and benefit is received. For unvested shares, the change in fair value during the period is recognized in expense using the graded vesting method.

For the three and six months ended June 30, 2011, we issued 208,600 options at a $2.84 strike price as compensation for consulting services. There were no options and warrants granted for the same period in 2010. For the three and six months ended June 30, 2011 share-based compensation expense attributable to continuing operations relating to stock options and warrants related to non-employees amounted to $32,000 and was immaterial for same period in 2010.

Non-employee stock option activity for the three and six months ended June 30, 2011, was as follows:

		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2010	38,425	$138.59

Granted	208,600	$2.84

Balance March 31, 2011	247,025	$23.96

Granted	-	$-

Balance June 30, 2011	247,025	$23.96

Common Stock
There were 803,350 shares issued of common stock in the three and six months ending June 30, 2011, respectively, valued at $1,028,000. For the same period in 2010, we issued 126,125 and 153,509 shares of common stock, respectively valued at $1,017,000 and $1,507,000 in exchange for various services and in settlement of claims. The costs associated with shares issued for services are being amortized to share-based compensation expense on a straight-line basis over the related service periods. For the three and six months ended June 30, 2011 and 2010, share-based compensation expense relating to all common stock issued for consulting services was $55,000 and $134,000 compared to $211,000 and $377,000, respectively.

On March 17, 2011 the $5.9 million debenture notes including interest accrued through the same date, converted into 15,514,364 shares of common stock.

Employee Stock Purchase Plan

We have a qualified employee stock purchase plan (“ESPP”), approved by our stockholders, which allows qualified employees to participate in the purchase of designated shares of our common stock at a price equal to 85% of the lower of the closing price at the beginning or end of each specified stock purchase period. There were no shares of our common stock issued pursuant to the ESPP and, thus, no expense incurred for the three and six months ended June 30, 2011 and 2010, respectively.

Income Taxes

The Company has recorded a full valuation allowance against its otherwise recognizable deferred tax assets as of June 30, 2011.  The Company utilizes the liability method of accounting for income taxes as set forth in ASC 740. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized. In determining the need for valuation allowances the Company considers projected future taxable income and the availability of tax planning strategies.  After evaluating all positive and negative historical and perspective evidences, management has determined it is more likely than not that the Company's deferred tax assets will not be recognized.

The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon the Company’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, the Company has recorded the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.  Based on management's assessment of the facts, circumstances and information available, managements has determined that all of the tax benefits for the period ended June 30, 2011 should be recognized.

Marketable Securities

Investments include certificates of deposit with maturity dates greater than three months when purchased. These investments are classified as available-for-sale investments, are reflected in current assets as marketable securities and are stated at fair market value in accordance with FASB accounting rules related to investment in debt securities. Unrealized gains and losses are reported in stockholders’ equity in our consolidated balance sheet in “accumulated other comprehensive income (loss).” Realized gains and losses are recognized in the statement of operations on the specific identification method in the period in which they occur. Declines in estimated fair value judged to be other-than-temporary are recognized as an impairment charge in the statement of operations in the period in which they occur.

Our marketable securities consisted of investments with the following maturities and approximate fair market values as of June 30, 2011 and December 31, 2010:

Marketable Securities

(in thousands)	Fair Market	Less than	More than
	Value	1 Year	10 Years
Balance at December 31, 2010
Certificates of deposit	$133	$133	$-

Balance at June 30, 2011
Certificates of deposit	$159	$159	$-

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs use to measure fair value. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable outputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table summarizes fair value measurements by level at June 30, 2011, for assets and liabilities measured at fair value:

	2011

(Dollars in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	159	-	-	159
Total assets	159	-	-	159

Warrant liabilities	-	-	879	879
Total liabilities	-	-	879	879

(Dollars in thousands)
Intangible assets	-	-	2,305	2,305
Total assets	-	-	2,305	2,305

Financial instruments classified as Level 3 in the fair value hierarchy as of June 30, 2011, represent our liabilities measured at market value on a recurring basis which include warrant liabilities resulting from recent debt and equity financings. In accordance with current accounting rules, the warrant liabilities are being marked to market each quarter-end until they are completely settled. The warrants are valued using the Black-Scholes option-pricing model, using both observable and unobservable inputs and assumptions consistent with those used in our estimate of fair value of employee stock options. See Warrant Liabilities below.

The following table summarizes our fair value measurements using significant Level III inputs, and changes therein, for the three and six months ended June 30, 2011:

Level III inputs
Level III
Warrant
(Dollars in thousands)	Liabilities
Balance as of December 31, 2010	$8,890
Transfers in/(out) of Level III	(9)
Change in Fair Value	(1,961)
Net purchases (sales)	-
Net unrealized gains (losses)	-
Net realized gains (losses)	-
Balance as of March 31, 2011	$6,920

Transfers in/(out) of Level III	-
Change in Fair Value	(6,040)
Net purchases (sales)	-
Net unrealized gains (losses)	-
Net realized gains (losses)	-
Balance as of June 30, 2011	$880

Intangible Assets
As of June 30, 2011, the gross and net carrying amounts of intangible assets that are subject to amortization are as follows:

	Gross			Amortization
(In thousands)	Carrying	Accumulated	Net	Period
	Amount	Amortization	Balance	(in years)
Intellectual property	$4,361	$(2,056)	$2,305	11-16

During the three and six months ended June 30, 2011, we did not acquire any new intangible assets and at June 30, 2011, all of our intangible assets consisted of intellectual property, which is not subject to renewal or extension. For the three and six months ended June 30, 2011, we relied upon the 2009 external valuation and internal analysis at December 31, 2010, which supported the independent, comprehensive valuation analysis and report intended to provide us with guidance with respect to (i) the determination of the fair value of certain patent rights (“PROMETA Rights”) or the (“Patents”) for the PROMETA Treatment Program (the “PROMETA Program”) and, (ii) appropriate useful lives over which the Patents should be amortized (the “Valuation Opinion and Report”).This Valuation Opinion and Report was and will be used by us to fulfill our obligations under ASC 820 to determine the fair value of intangible assets on our balance sheet for financial reporting purposes. In order to assist the third party in its valuation analysis: Management performed a comprehensive review of our business, operations, and prospects of the patents on a standalone basis, the historical performance of the Company in relation to the Patents, future expectations relating to the Patents and financial statement projections related to the Patents. Management provided revenue projections for the PROMETA Program, including revenue derived from Catasys Health which includes use of the PROMETA Program, over the remaining useful life of the Patents.

Additionally, it is important to note that our overall business model, business operations and future prospects of our business have not changed materially since we performed the reviews and analysis noted above, with the exception of the timing and annualized amounts of expected revenue.

Estimated remaining amortization expense for intangible assets for the current year and each of the next five years ending December 31 is as follows:

ESTIMATED AMORTIZATION EXPENSE
(In thousands)
Year	Amount
2011	$118
2012	$236
2013	$236
2014	$236
2015	$236

Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two to seven years for furniture and equipment. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the related lease term, which is typically five to seven years.

Variable Interest Entities

Generally, an entity is defined as a Variable Interest Entity (“VIE”) under current accounting rules if it has (a) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (b) equity investors that cannot make significant decisions about the entity’s operations, or that do not absorb the expected losses or receive the expected returns of the entity. When determining whether an entity that is a business qualifies as a VIE, we also consider whether (i) we participated significantly in the design of the entity, (ii) we provided more than half of the total financial support to the entity, and (iii) substantially all of the activities of the VIE either involve us or are conducted on our behalf. A VIE is consolidated by its primary beneficiary, which is the party that absorbs or receives a majority of the entity’s expected losses or expected residual returns.

As discussed under the heading Management Services Agreement below, we have an MSA with a managed medical corporation. Under this MSA, the equity owner of the affiliated medical group has only a nominal equity investment at risk, and we absorb or receive a majority of the entity’s expected losses or expected residual returns. We participate significantly in the design of this MSA. We also agree to provide working capital loans to allow for the medical group to pay for its obligations. Substantially all of the activities of this managed medical corporation either involve us or are conducted for our benefit, as evidenced by the fact that under the MSA, we agree to provide and perform all non-medical management and administrative services for the respective medical group. Payment of our management fee is subordinate to payments of the obligations of the medical group, and repayment of the working capital loans is not guaranteed by the equity owner of the affiliated medical group or other third party. Creditors of the managed medical corporations do not have recourse to our general credit.

Based on the design and provisions of this MSA and the working capital loans provided to the medical group, we have determined that the managed medical corporation is a VIE, and that we are the primary beneficiary as defined in the current accounting rules. Accordingly, we are required to consolidate the revenues and expenses of the managed medical corporation.

Management Services Agreement

We have executed an MSA with a medical professional corporation and related treatment center, with terms generally ranging from five to ten years and provisions to continue on a month-to-month basis following the initial term, unless terminated for cause. Under the MSA, we license to the treatment center the right to use our proprietary treatment programs and related trademarks and provide all required day-to-day business management services, including, but not limited to:

•	general administrative support services;

•	information systems;

•	recordkeeping;

•	scheduling;

•	billing and collection;

•	marketing and local business development; and

•	obtaining and maintaining all federal, state and local licenses, certifications and regulatory permits.

The treatment center retains the sole right and obligation to provide medical services to its patients and to make other medically related decisions, such as the choice of medical professionals to hire or medical equipment to acquire and the ordering of drugs.

In addition, we provide medical office space to the treatment center on a non-exclusive basis, and we are responsible for all costs associated with rent and utilities. The treatment center pays us a monthly fee equal to the aggregate amount of (a) our costs of providing management services (including reasonable overhead allocable to the delivery of our services and including start-up costs such as pre-operating salaries, rent, equipment, and tenant improvements incurred for the benefit of the medical group, provided that any capitalized costs will be amortized over a five year period), (b) 10%-15% of the foregoing costs, and (c) any performance bonus amount, as determined by the treatment center at its sole discretion. The treatment center’s payment of our fee is subordinate to payment of the treatment center's obligations, including physician fees and medical group employee compensation.

We have also agreed to provide a credit facility to the treatment center to be available as a working capital loan, with interest at the Prime Rate plus 2%.  Funds are advanced pursuant to the terms of the MSA described above.  The notes are due on demand or upon termination of the respective MSA. At June 30, 2011, there was one outstanding credit facility under which $10.9 million was outstanding. Our maximum exposure to loss could exceed this amount, and cannot be quantified as it is contingent upon the amount of losses incurred by the treatment center that we are required to fund under the credit facility.

Under the MSA, the equity owner of the affiliated treatment center has only a nominal equity investment at risk, and we absorb or receive a majority of the entity’s expected losses or expected residual returns. We participate significantly in the design of the MSA. We also agree to provide working capital loans to allow for the treatment center to pay for its obligations. Substantially all of the activities of these managed medical corporations either involve us or are conducted for our benefit, as evidenced by the facts that (i) the operations of the managed medical corporations are conducted primarily using our licensed protocols and (ii) under the MSA, we agree to provide and perform all non-medical management and administrative services for the respective treatment center. Payment of our management fee is subordinate to payments of the obligations of the treatment center, and repayment of the working capital loans is not guaranteed by the equity owner of the affiliated treatment center or other third party. Creditors of the managed medical corporations do not have recourse to our general credit. Based on these facts, we have determined that the managed medical corporations are VIEs and that we are the primary beneficiary as defined in current accounting rules.  Accordingly, we are required to consolidate the assets, liabilities, revenues and expenses of the managed treatment centers.

The amounts and classification of assets and liabilities of the VIE included in our Consolidated Balance Sheets at June 30, 2011 and December 31, 2010 are as follows:

	June 30,	December 31,
(in thousands)	2011	2010
Cash and cash equivalents	$31	$17
Receivables, net	7	7

Total assets	$38	24

Accounts payable	13	13
Note payable to Catasys, Inc.	10,896	10,444

Total liabilities	$10,909	10,457

Warrant Liabilities
We have issued warrants of our common stock in November 2007, September 2009, July 2010, September 2010, October 2010, and November 2010, and when we amended and restated the senior secured note in July 2008. The warrant agreements include provisions that require us to record them as a liability, at fair value, pursuant to FASB accounting rules, including provisions in some warrants that protect the holders from declines in our stock price and a requirement to deliver registered shares upon exercise, which is considered outside of our control. The warrant liabilities are marked to market each reporting period and changes in fair value are recorded as a non-operating gain or loss in our statement of operations, until they are completely settled or expire. The fair value of the warrants is determined each reporting period using the Black-Scholes option pricing model, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, interest rates and expected term.

For the three and six months ended June 30, 2011, we recognized non-operating gains of $6.0 million and  $8.0 million compared to $237,000 and $894,000, for the three and six months ended June 30, 2010, respectively, related to the revaluation of our warrant liabilities.

Recent Accounting Pronouncements

Recently Adopted Accounting Guidance

In January 2010, the FASB issued Accounting Standards Update ASU No. 2010-06, “Fair Value Measurements and Disclosures (Topic 820) – Improving Disclosures about Fair Value Measurements”. This guidance requires new disclosures related to recurring and nonrecurring fair value measurements. The guidance requires disclosure of transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy, including the reasons and the timing of the transfers and information on purchases, sales, issuance, and settlements on a gross basis in the reconciliation of the assets and liabilities measured under Level 3 of the fair value measurement hierarchy. The adoption of this guidance is effective for interim and annual reporting periods beginning after December 15, 2009. We have adopted this guidance in the financial statements presented herein, which did not have a material impact on our consolidated financial position or results of operations.

     In October 2009, the FASB issued guidance under the Multiple Element Revenue Arrangements topic of the Codification which requires separation of the consideration received in such arrangements by establishing a selling price hierarchy for determining the selling price of a deliverable, which will be based on available information in the following order: vendor-specific objective evidence, third-party evidence, or estimated selling price. It also eliminates the residual method of allocation, requires that the consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method, which allocates any discount in the arrangement to each deliverable on the basis of each deliverable’s selling price, and requires that a vendor determine its best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis. These changes became effective for us on January 1, 2011, but did not have a material impact on our financial position or results of operations.

In June 2009, the FASB issued Statement No. 167 which is a revision to FASB Interpretation No. 46(R), “Consolidation of Variable Interest Entities.”  This guidance amends the consolidation guidance applicable to variable interest entities. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests.  The adoption of this guidance is effective January 1, 2010. We have adopted this guidance in the financial statements presented herein, which did not have a material impact on our consolidated financial position or results of operations.

Recent Accounting Guidance Not Yet Adopted

In January 2010, the FASB issued guidance to amend the disclosure requirements related to fair value measurements. The guidance requires the disclosure of roll forward activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance will become effective for us with the reporting period beginning January 1, 2012. Other than requiring additional disclosures, the adoption of this new guidance will not have a material impact on our financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. We are required to adopt this standard as of the beginning of 2013. The adoption of this standard will only impact the presentation of our financial statements.

Note 1.  Summary of Significant Accounting Policies

Description of Business

We are a healthcare services company, providing specialized behavioral health services for substance abuse to health plans, employers and unions through a network of licensed healthcare providers and its employees.  The Catasys substance dependence program (OnTrak), was designed to address substance dependence as a chronic disease. The program seeks to lower costs and improve member health through the delivery of integrated medical and psychosocial interventions combining elements of traditional disease management and ongoing “care coaching”, including our proprietary PROMETA® Treatment Program for alcoholism and stimulant dependence.  The PROMETA Treatment Program, which integrates behavioral, nutritional and medical components, is also available on a private-pay basis through licensed treatment providers and a company managed treatment center that offers the PROMETA Treatment Program, as well as other treatments for substance dependencies.

From January 2007 until the sale of CompCare in January 2009, we operated within two reportable segments: healthcare services and behavioral health managed care services. Subsequent to the sale of CompCare, we revised our segments to reflect the disposal of CompCare. Our behavioral health managed care services segment, which had been comprised entirely of the operations of CompCare, is now presented in discontinued operations and is not a reportable segment. We now manage and report our operations through two business segments: license and management and healthcare services. Our license and management services segment focuses on providing licensing, administrative and management services to licensees that administer PROMETA and other treatment programs, including the managed treatment center that is licensed and managed by us. Our healthcare services segment combines innovative medical and psychosocial treatments with elements of traditional disease management and ongoing member support to help organizations treat and manage substance dependent populations, and is designed to lower both the medical and behavioral health costs associated with substance dependence and the related co-morbidities. Prior year financial statements have been restated to reflect this revised presentation. Substantially all of our consolidated revenues and assets are earned or located within the United States.

Basis of Consolidation and Presentation and Going Concern

Our consolidated financial statements include the accounts of the company, our wholly-owned subsidiaries, CompCare (discontinued operations), and company managed professional medical corporations. Based on the provisions of management services agreements between us and the medical corporations, we have determined that the medical corporations are variable interest entities (VIEs), and that we are the primary beneficiary as defined in the Financial Accounting Standards Board (FASB) rules for accounting for variable interest entities. Accordingly, we are required to consolidate the revenues and expenses of the managed medical corporations.

All inter-company transactions have been eliminated in consolidation. Certain amounts in the consolidated financial statements and notes thereto for the years ended December 31, 2009 have been reclassified to conform to the presentation for the year ended December 31, 2010.

Our financial statements have been prepared on the basis that we will continue as a going concern. At December 31, 2010, cash and cash equivalents amounted to $4.6 million and we had a working capital of approximately $1.4 million. We have incurred significant operating losses and negative cash flows from operations since our inception. During the year ended December 31, 2010, our cash used in operating activities amounted $8.4 million. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of December 31, 2010, these conditions raised substantial doubt as to our ability to continue as a going concern.

In October 2010, we entered into Securities Purchase Agreements with accredited investors, including Socius Capital Group, LLC ("Socius"), an affiliate of our Chairman and CEO, for $500,000 of senior secured convertible notes and warrants to purchase shares of our common stock.

In November 2010, we completed a private placement with accredited investors, including Socius, in which we issued an aggregate of 2,500,000 shares of common stock at a price of $0.40 per share and senior secured notes amounting to $5,670,000, for gross proceeds of approximately $6.9 million. We also issued three-year warrants to purchase an aggregate of approximately 549,000 additional shares of our common stock at an exercise price of $0.40 per share. The fair value of the warrants at the date of issue was estimated at $175,000, and this portion of the proceeds was accounted for as a liability since the warrant agreement contained a down round protection clause, which triggers liability accounting. We incurred approximately $405,000 in fees to placement agents and other transaction costs in connection with the transaction, which includes approximately $45,000 relating to 141,750 warrants issued to placement agents, representing the estimated fair value on the date of issue. These warrants are also being accounted for as liabilities on our consolidated balance sheet.

Our ability to fund our ongoing operations and continue as a going concern is dependent on signing and generating revenue from new contracts for our Catasys managed care programs and the success of management’s plans to increase revenue and continue to control expenses. We are currently in the process of implementing our recent Catasys contracts in Nevada , Kansas, and Massachusetts, and we expect that contract to become operational in the second quarter of 2011 Beginning in the fourth quarter of 2008, and continuing in each of the quarters during 2010, management took actions that have resulted in reducing annual operating expenses.  We have renegotiated certain leasing and vendor agreements to obtain more favorable pricing and to restructure payment terms with vendors, and have paid some expenses through the issuance of common stock. We amended the lease on premises which resulted in deferring payments and agreed to settle a lawsuit filed by a landlord in March 2010 related to a facility that is no longer in use. This amendment and the legal settlement required payments aggregating $234,000 between July 1, 2010 and February 2011. The settlement has since been settled in full as of the date of this report.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosed in the accompanying notes. Significant areas requiring the use of management estimates include expense accruals, accounts receivable allowances, patient continuing care reserves, accrued claims payable, premium deficiencies, the useful life of depreciable assets, the evaluation of asset impairment, the valuation of warrant liabilities, put option related to auction rate securities, and shared-based compensation. Actual results could differ from those estimates.

Revenue Recognition

License and Management Services

Our license and management services revenues to date have been primarily derived from licensing our PROMETA Treatment Program and providing administrative services to hospitals, treatment facilities and other healthcare providers, and from revenues generated by our managed treatment centers.  We record revenues earned based on the terms of our licensing and management contracts, which requires the use of judgment, including the assessment of the collectability of receivables. Licensing agreements typically provide for a fixed fee on a per-patient basis, payable to us following the providers’ commencement of the use of our program to treat patients.  For revenue recognition purposes, we treat the program licensing and related administrative services as one unit of accounting.  We record the fees owed to us under the terms of the agreements at the time we have performed substantially all required services for each use of our program, which for of our license agreements is in the period in which the provider begins using the program for medically directed and supervised treatment of a patient.

The revenues of our managed treatment centers, which we include in our consolidated financial statements, are derived from charging fees directly to patients for medical treatments, including the PROMETA Treatment Program.  Revenues from patients treated at our managed treatment center are recorded based on the number of days of treatment completed during the period as a percentage of the total number treatment days for the PROMETA Treatment Program.  Revenues relating to the continuing care portion of the PROMETA Treatment Program are deferred and recorded over the period during which the continuing care services are provided.

Healthcare Services

Our Catasys contracts are generally designed to provide revenues to us monthly basis based on enrolled members. To the extent our contracts may include a minimum performance guarantee, we reserve a portion of the monthly fees that may be at risk until the performance measurement period in completed.

Cost of Services

License and Management Services

License and management services represent direct costs that are incurred in connection with licensing our treatment programs and providing administrative services in accordance with the various technology license and services agreements, and are associated directly with the revenue that we recognize. Consistent with our revenue recognition policy, the costs associated with providing these services are recognized when services have been rendered, which for our license agreements is in the period in which patient treatment commences, and for our managed treatment center is in the periods in which medical treatment is provided. Such costs include royalties paid for the use of the PROMETA Treatment Program for patients treated by all licensees, and direct labor costs, continuing care expense, medical supplies and program medications for patients treated at our managed treatment center.

Healthcare Services

Healthcare services cost of services is recognized in the period in which an eligible member actually receives services. Our Catasys subsidiary contracts with various healthcare providers, including licensed behavioral healthcare professionals, on a contracted rate basis.  We determine that a member has received services when we receive a claim within the contracted timeframe with all required billing elements correctly completed by the service provider. We then determine whether the member is eligible to receive such services and whether the services provided are covered by the benefit plan. If all these requirements are met, we authorize the services and the claim is processed for payment.

Share-Based Compensation

Under our 2003, 2007, and 2010 Stock Incentive Plans (“the Plans”), we have granted incentive stock options under Section 422A of the Internal Revenue Code and non-qualified options to executive officers, employees, members of our Board of Directors and certain outside consultants. We grant all such share-based compensation awards at no less than the fair market value of our stock on the date of grant. Employee and Board of Director awards generally vest on a straight-line basis over three years. Total share-based compensation expense on a consolidated basis amounted to $5 million and $4.6 million for the years ended December 31, 2010 and 2009, respectively.

Stock Options – Employees and Directors

We measure and recognize compensation expense for all share-based payment awards made to employees and directors based on estimated fair values on the date of grant. We estimate the fair value of share-based payment awards using the Black Scholes option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the consolidated statements of operations.

The estimated weighted average fair values of options granted during 2010 and 2009 were $1.60, $17.20 per share, respectively, and were calculated using the Black-Scholes pricing model based on the following assumptions:

	2010	2009
Expected volatility	112%	82%
Risk-free interest rate	1.76%	2.16-2.78%
Weighted average expected lives in years	5-6	5-6
Expected dividend	0%	0%

The expected volatility assumption for 2010 was based on the historical volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected lives in years for 2010 and 2009 reflect the application of the simplified method set out in Security and Exchange Commission (SEC) Staff Accounting Bulletin (SAB) 107 (and as amended by SAB 110), which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches.  We use historical data to estimate the rate of forfeitures assumption for awards granted to employees, which was 32% in 2010 and 24% in 2009.

We have elected to adopt the detailed method prescribed in FASB’s accounting rules for share-based expense for calculating the beginning balance of the additional paid-in capital pool (APIC pool) related to the tax effects of employee share-based compensation, and to determine the subsequent impact on the APIC pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards that were outstanding upon adoption of such rules on January 1, 2006.

Stock Options and Warrants – Non-employees

We account for the issuance of stock options and warrants for services from non-employees by estimating the fair value of stock options and warrants issued using the Black-Scholes pricing model. This model’s calculations incorporate the exercise price, the market price of shares on grant date, the weighted average risk-free interest rate, expected life of the option or warrant, expected volatility of our stock and expected dividends.

For options and warrants issued as compensation to non-employees for services that are fully vested and non-forfeitable at the time of issuance, the estimated value is recorded in equity and expensed when the services are performed and benefit is received. For unvested shares, the change in fair value during the period is recognized in expense using the graded vesting method.

From time to time, we have retained terminated employees as part-time consultants upon their resignation from the company. Because the employees continue to provide services to us, their options continue to vest in accordance with the original terms. Due to the change in classification of the option awards, the options are considered modified at the date of termination. The modifications are treated as exchanges of the original awards in return for the issuance of new awards. At the date of termination, the unvested options are no longer accounted for as employee awards under FASB’s accounting rules for share-based expense but are instead accounted for as new non-employee awards. The accounting for the portion of the total grants that have already vested and have been previously expensed as equity awards is not changed. We recorded no expense in 2010 and $63,000 in 2009, associated with modified liability awards.

Costs Associated with Streamlining our Operations

Throughout 2009 and 2010 we continued to streamline our operations to increase our focus on managed care opportunities. The actions taken in 2009 also included renegotiation of certain leasing and vendor agreements to obtain more favorable pricing and to restructure payment terms with vendors, which included negotiating settlements for outstanding liabilities and has resulted in delays and reductions in operating expenses. In May 2009, we terminated our management services agreement (MSA) with a medical professional corporation and a managed treatment center located in Dallas, Texas.

During the years ended December 31, 2010 and 2009, we recorded $52,000 and $480,000, respectively, in costs associated with actions taken to streamline our operations. A substantial portion of these costs represent severance and related benefits. The costs incurred in 2009 also include impairment of assets and other costs related to termination of the management service agreements for our Dallas managed treatment center. The costs incurred in 2009 also include costs incurred to close the San Francisco managed treatment center. Expenses and accrued liabilities for such costs are recognized and measured initially at fair value in the period when the liability is incurred.

Foreign Currency

The local currency is the functional currency for all of our international operations. In accordance with FASB’s foreign currency translation accounting rules, assets and liabilities of our foreign operations are translated from foreign currencies into U.S. dollars at year-end rates, while income and expenses are translated at the weighted-average exchange rates for the year. The related translation adjustments are included in our consolidated statements of operations under the caption general and administrative expenses and are immaterial.

Income Taxes

We account for income taxes using the liability method in accordance with ASC 740 Income Taxes (formerly SFAS 109, Accounting for Income Taxes). To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the tax returns. Deferred tax assets and liabilities are recorded on a net basis; however, our net deferred tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred tax assets.

In June 2006, the FASB issued FASB Interpretation No. 48 (FIN) 48, Accounting for Uncertainty in Income Taxes (incorporated into ASC 740), which clarifies the accounting for uncertainty in income taxes. FIN 48 requires that companies recognize in the consolidated financial statements the impact of a tax position if that position is more likely than not of being sustained on audit based on the technical merits of the position. FIN 48 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods and disclosure. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. We adopted FIN 48 on January 1, 2007, with no impact to our consolidated financial statements.

Comprehensive Income

Comprehensive income generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, stockholders.  For the year ended December 31, 2010 we incurred a comprehensive loss of $20.7 million, of that amount $696,000 related to a net realized gain on marketable securities.

For the year ended December 31, 2009, we have no comprehensive income or loss items that are not reflected in earnings and accordingly, our net loss equals comprehensive loss for that period.

The components of total other comprehensive (loss) income for the years ended December 31, 2010 and 2009 are as follows:

	For Year Ended
(In thousands)	December 31,2010
	2010	2009
Net income (loss)	$(19,996)	$(9,158)
Other comprehensive gain:
Net unrealized gain (loss) on marketable securities available for sale	-	$696
Net realized gain (loss) on marketable securities included in loss from continuing operations	$(696)	$-
Comprehensive income (loss)	$(20,692)	$(8,462)

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing the net loss to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing the net loss for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

Common equivalent shares, consisting of approximately 7,560,184 and 499,130 of incremental common shares as of December 31, 2010 and 2009, respectively, issuable upon the exercise of stock options and warrants, have been excluded from the diluted loss per share calculation because their effect is anti-dilutive.

Cash and Cash Equivalents

We invest available cash in short-term commercial paper and certificates of deposit.  Liquid investments with an original maturity of three months or less when purchased are considered to be cash equivalents.

Marketable Securities

Investments include ARS and certificates of deposit with maturity dates greater than three months when purchased. These investments are classified as available-for-sale investments, are reflected in current assets as marketable securities and are stated at fair market value in accordance with FASB accounting rules related to investment in debt securities. Unrealized gains and losses are reported in stockholders’ equity in our consolidated balance sheet in “accumulated other comprehensive income (loss).” Realized gains and losses are recognized in the statement of operations on the specific identification method in the period in which they occur. Declines in estimated fair value judged to be other-than-temporary are recognized as an impairment charge in the statement of operations in the period in which they occur.

In making our determination whether losses are considered to be “other-than-temporary” declines in value, we consider the following factors at each quarter-end reporting period:

•	How long and by how much the fair value of the securities have been below cost

•	The financial condition of the issuers

•	Any downgrades of the securities by rating agencies

•	Default on interest or other terms

•	Whether it is more likely than not that we will be required to sell the securities before they recover in value

In accordance with current accounting rules for investments in debt securities and additional application guidance issued by the FASB in April 2009, other-than-temporary declines in value are reflected as a non-operating expense in our consolidated statement of operations if it is more likely than not that we will be required to sell the ARS before they recover in value, whereas subsequent increases in value are reflected as unrealized gains in accumulated other comprehensive income in stockholders’ equity in our consolidated balance sheet.

Our marketable securities consisted of investments with the following maturities as of December 31, 2010 and 2009:

(in thousands)	Fair Market	Less than	More than
	Value	1 Year	10 Years
Balance at December 31, 2009
Certificates of deposit	$133	$133	$-
Auction-rate securities	9,468	9,468	-

Balance at December 31, 2010
Certificates of deposit	$133	$133	$-

The carrying value of all securities presented above approximated fair market value at December 31, 2010 and 2009, respectively.

Auction-Rate Securities

Since February 2008, auctions for these securities had failed; meaning the parties desiring to sell securities could not be matched with an adequate number of buyers, resulting in our having to continue to hold these securities. The maturity dates of the underlying securities of our ARS investments ranged from 18 to 37 years.  In October 2008, our portfolio manager, UBS AG (UBS) made a rights offering to its clients, pursuant to which we are entitled to sell to UBS all ARS held by us in our UBS account. We subscribed to the rights offering in November 2008, which permitted us to require UBS to purchase our ARS for a price equal to original par value plus any accrued but unpaid interest beginning on June 30, 2010 and ending on July 2, 2012, if the securities were not earlier redeemed or sold. During the year ended December 31, 2010, $10.2 million (par value) of ARS were redeemed at par by the issuer.

 The rights offering referred to above was effectively a put option agreement. Consequently, we recognized the put option agreement as a separate asset in the amount of approximately $758,000 in accordance with FASB accounting rules and it is included at fair market value in other current assets in our consolidated balance sheet at December 31, 2009. As the ARS were redeemed at par value we determined that the fair market value of the ARS at June 30, 2010 was the redemption amount, and as a result have written down the value of the put option to zero at June 30, 2010.  The related $758,000 reduction in the value of the put option is reflected as a charge to gain on sale of marketable securities in our consolidated income statement for the year ended December 31, 2010.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following tables summarize fair value measurements by level at December 31, 2010 and 2009 for assets and liabilities measured at fair value on a recurring basis:

	2009
(Dollars in thousands)	Level I	Level II	Level III	Total
Variable auction-rate securities	$-	$-	$9,468	$9,468
Put option	-	-	758	758
Certificates of deposit (1)	133	-	-	133
Total assets	$133	$-	$10,226	$10,359

Warrant liabilities	$-	$-	$1,089	$1,089
Total liabilities	$-	$-	$1,089	$1,089

(1) included in deposits and other assets on our consolidated balance sheets

(Dollars in thousands)	Level I	Level II	Level III	Total
Intangible assets	-	-	2,658	2,658
Total assets	$-	$-	$2,658	$2,658

	2010
(Dollars in thousands)	Level I	Level II	Level III	Total
Certificates of deposit (1)	133	-	-	133
Total assets	133	-	-	133

Warrant liabilities	-	-	8,890	8,890
Total liabilities	-	-	8,890	8,890

(1) included in deposits and other assets on consolidated balance sheets

(Dollars in thousands)
Intangible assets	-	-	2,423	2,423
Total assets	-	-	2,423	2,423

Financial instruments classified as Level 3 in the fair value hierarchy as of December 31, 2009 represent our investment in ARS and a Put Option, in which management has used at least one significant unobservable input in the valuation model. See discussion above in Marketable Securities for additional information on our ARS, including a description of the securities, a discussion of the uncertainties relating to their liquidity and our accounting treatment. As discussed above, the market for ARS effectively ceased when the vast majority of auctions began to fail in February 2008. As a result, quoted prices for our ARS did not exist during the first half of 2010 and, accordingly, we concluded that Level 1 inputs were not available and unobservable inputs were used. We determined that use of a valuation model was the best available technique for measuring the fair value of our ARS portfolio and we based our estimates of the fair value using valuation models and methodologies that utilize an income-based approach to estimate the price that would be received to sell our securities in an orderly transaction between market participants. The estimated price was derived as the present value of expected cash flows over an estimated period of illiquidity, using a risk adjusted discount rate that was based on the credit risk and liquidity risk of the securities. While our valuation model was based on both Level II (credit quality and interest rates) and Level III inputs, we determined that the Level III inputs were the most significant to the overall fair value measurement, particularly the estimates of risk adjusted discount rates and estimated periods of illiquidity.

As discussed above, there have been continued auction failures with our ARS portfolio and as a result, active markets for our ARS did not exist and we relied primarily on Level III inputs, for fair valuation measures as of December 31, 2009. On July 2, 2010, upon trade settlement, we collected the $2.2 million receivable related to the sale of the remainder of our ARS portfolio As of December 31, 2010, our ARS Portfolio was fully liquidated at par.

Liabilities measured at market value on a recurring basis include warrant liabilities resulting from a recent debt and equity financing. In accordance with current accounting rules, the warrant liabilities are being marked to market each quarter-end until they are completely settled. The warrants are valued using the Black-Scholes option pricing model, using both observable and unobservable inputs and assumptions consistent with those used in our estimate of fair value of employee stock options. See Warrant Liabilities below.

The following table summarizes our fair value measurements using significant Level III inputs, and changes therein, for the year ended December 31, 2009:

(Dollars in thousands)	Level III ARS & Put Option			Level III Warrant Liabilities
Balance as of December 31, 2008	$10,072		Balance as of December 31, 2008	$-
Change in value	758	(c)	Transfers in/out of Level III	157
Net purchases (sales)	(1,275)		Initial valuation of warrant liabilities	1,273	(b)
Net unrealized gains (losses)	696		Change in fair value of warrant liabilities	(341)
Net realized gains (losses)	(25)	(a)
Balance as of December 31, 2009	$10,226		Balance as of December 31, 2009	$1,089

(a)	Includes other-than-temporary loss on auction-rate securities.

(b)
Represents initial valuation of warrants issued in conjunction with the Registered Direct Placement in September 2009 and adjustment related to the modification of the Highbridge Senior Secured Note in August 2009.

(c)	Auction Rate Securities Put Option recorded in prepaids and other current assets

The following table summarizes our fair value measurements using significant Level III inputs, and changes therein, for the year ended December 31, 2010:

(Dollars in thousands)	Level III ARS & Put	Level III Warrant Liabilities
Balance as of December 31, 2009	$10,226	$1,089
Transfers in/(out) of Level III	-	1,498
Change in Fair Value	-	6,303
Net purchases (sales)	(10,226)	-
Net unrealized gains (losses)	(696)	-
Net realized gains (losses)	696	-
Balance as of December 31, 2010	$-	$8,890

As reflected in the table above, net sales were $10.2 million as of December 31, 2010 and represent proceeds realized from the redemption of a certain ARS at par by the issuer, resulting in a realized gain of approximately $696,000.

Assets that are measured at fair value on a non-recurring basis include intellectual property, with a carrying amount of $2.4 million at December 31, 2010. In accordance with FASB’s accounting rules for intangible assets, we perform an impairment test each quarter and no impairment charges were recorded during the year ended December 31, 2010. See Intangible Assets below.

Fair Value Information about Financial Instruments Not Measured at Fair Value

FASB rules regarding fair value disclosures of financial instruments requires disclosure of fair value information about certain financial instruments for which it is practical to estimate that value.  The carrying amounts reported in our consolidated balance sheet for cash, cash equivalents, marketable securities, accounts receivable,  accounts payable and accrued liabilities approximate fair value because of the immediate or short-term maturity of these financial instruments.  The carrying values of our outstanding short and long-term debt were $5.8 million and $9.6 million and the fair values were $5.0 million and $9.9 million as of December 31, 2010 and 2009, respectively.  Considerable judgment is required to develop estimates of fair value.  Accordingly, the estimates are not necessarily indicative of the amounts we could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Intangible Assets

Intellectual Property

Intellectual property consists primarily of the costs associated with acquiring certain technology, patents, patents pending, know-how and related intangible assets with respect to programs for treatment of dependence to alcohol, cocaine, methamphetamines and other addictive stimulants. These long-term assets are stated at cost and are being amortized on a straight-line basis over the life of the respective patents, or patent applications, which range from 10 to 15 years.

Impairment of Long-Lived Assets

Long-lived assets such as property, equipment and intangible assets subject to amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable.  In reviewing for impairment, we compare the carrying value of such assets to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition.  When the estimated undiscounted future cash flows are less than their carrying amount, an impairment loss is recognized equal to the difference between the assets’ fair value and their carrying value.

We performed an impairment test on intellectual property as of March 31, 2009. We considered numerous factors, including a valuation of the intellectual property by an independent third party, and determined that the carrying value of certain intangible assets was not recoverable and exceeded the fair value. We recorded an impairment charge totaling $355,000 for these assets as of March 31, 2009. These charges consisted of $122,000 for intangible assets related to our managed treatment center in Dallas and $233,000 related to intellectual property for additional indications for the use of the PROMETA Treatment Program that are currently non-revenue generating. In its valuation, the independent third-party valuation firm relied on the “relief from royalty” method, as this method was deemed to be most relevant to our intellectual property assets. We determined that the estimated useful lives of the remaining intellectual property properly reflected the current remaining economic useful lives of the assets. We also performed additional impairment tests on intellectual property at December 31, 2009 and determined that no additional impairment charges were necessary.

We performed an impairment test on all property and equipment as of March 31, 2009, including capitalized software costs related to our healthcare services segment, previously know as our behavioral health segment. As a result of this testing, we determined that the carrying value of the capitalized software was not recoverable and exceeded its fair value, and we wrote off the $758,000 net book value of this software as of March 31, 2009. This impairment charge was recognized in operating expenses in our consolidated statement of operations. We also performed impairment tests on all property and equipment as of December 31, 2010 and determined that no additional impairment charge was necessary.

For the year ended December 31, 2010, we relied upon the 2009 external valuation which provides an independent , comprehensive valuation analysis and report intended to provide us with guidance with respect to (i) the determination of the fair value of certain patent rights (“PROMETA Rights”) or the (“Patents”) for the PROMETA Treatment Program (the “PROMETA Program”) and, (ii) appropriate useful lives over which the Patents should be amortized (the “Valuation Opinion and Report”).This Valuation Opinion and Report was and will be used by us to fulfill our obligations under FAS 157 to determine the fair value of intangible assets on our balance sheet for financial reporting purposes. In order to assist the third party in its valuation analysis: Management performed a comprehensive review of our business, operations, and prospects of the patents on a standalone basis, the historical performance of the Company in relation to the Patents, future expectations relating to the Patents and financial statement projections related to the Patents. Management provided revenue projections for the PROMETA Program, including revenue derived from Catasys Health which includes use of the PROMETA Program, over the remaining useful life of the Patents.

Additionally, it is important to note that our overall business model, business operations, and future prospects of our business have not changed materially since we conducted the reviews and analysis noted above with the exception of the timing and annualized amounts of the expected revenue.

No other impairments were identified in our reviews at December 31, 2010 and 2009.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two to seven years for furniture and equipment. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the related lease term, which is typically five to seven years. Construction in progress is not depreciated until the related asset is placed into service.

Capital Leases

Assets held under capital leases include furniture and computer equipment, and are recorded at the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets.  All lease agreements contain bargain purchase options at termination of the lease.

Variable Interest Entities

Generally, an entity is defined as a variable interest entity (VIE) under current accounting rules if it has (a) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (b) equity investors that cannot make significant decisions about the entity’s operations, or that do not absorb the expected losses or receive the expected returns of the entity. When determining whether an entity that is a business qualifies as a VIE, we also consider whether (i) we participated significantly in the design of the entity, (ii) we provided more than half of the total financial support to the entity, and (iii) substantially all of the activities of the VIE either involve us or are conducted on our behalf. A VIE is consolidated by its primary beneficiary, which is the party that absorbs or receives a majority of the entity’s expected losses or expected residual returns.

As discussed in Note 2 – Management Services Agreements, we have entered into MSAs with professional medical corporations. Under these MSAs, the equity owner of the affiliated medical group has only a nominal equity investment at risk, and we absorb or receive a majority of the entity’s expected losses or expected residual returns. We participate significantly in the design of these management services agreements. We also agree to provide working capital loans to allow for the medical group to pay for its obligations. Substantially all of the activities of these managed medical corporations either involve us or are conducted for our benefit, as evidenced by the facts that (i) the operations of the managed medical corporations are conducted primarily using our licensed protocols and (ii) under the MSAs, we agree to provide and perform all non-medical management and administrative services for the respective medical group. Payment of our management fee is subordinate to payments of the obligations of the medical group, and repayment of the working capital loans is not guaranteed by the equity owner of the affiliated medical group or other third party. Creditors of the managed medical corporations do not have recourse to our general credit.

Based on the design and provisions of these MSAs and the working capital loans provided to the medical groups, we have determined that the managed medical corporations are VIEs, and that we are the primary beneficiary as defined in current accounting rules. Accordingly, we are required to consolidate the revenues and expenses of such managed medical corporations.

Warrant Liabilities

We have issued warrants in connection with the registered direct placements of our common stock in November 2007, September 2009, July 2010, September 2010, October, 2010, and November 2010 and the amended and restated senior secured note in July 2008. The warrant agreements include provisions that require us to record them as a liability, at fair value, pursuant to FASB accounting rules, including provisions in some warrants that protect the holders from declines in the our stock price and a requirement to deliver registered shares upon exercise, which is considered outside of our control. The warrant liabilities are marked to market each reporting period and changes in fair value are recorded as a non-operating gain or loss in our statement of operations, until they are completely settled or expire. The fair value of the warrants is determined each reporting period using the Black-Scholes option pricing model, and is affected by changes in inputs to that model including our stock price, expected stock price volatility, interest rates and expected term.

In October 2010, the we entered into Securities Purchase Agreements with certain accredited investors, including Socius for $500,000 of senior 12% secured convertible notes and warrants to purchase 312,500 shares of our common. The Bridge Notes were scheduled to mature January 2011 and interest was payable in cash at maturity or upon prepayment or conversion.  The Bridge Notes and any accrued interest were convertible at the holders' option into common stock or exchangeable for the securities issued in the next financing the Company entered into that results in gross proceeds to the Company of at least $3,000,000.  The Bridge Warrants were exercisable for 5 years at $1.60 per share subject to adjustment for financings and share issuances below the initial exercise price. The Bridge Warrants for the non-affiliated investors limit the amount of common stock that the holders may acquire through an exercise to no more than 4.99% of all Company Securities, defined as common stock, voting stock, or other Company securities. All the holders exchanged the Bridge Notes plus interest for securities issued in the Company's November 2010 financing (see below). The 312,500 warrants were re-priced at $0.40, resulting in an increase of shares to 2 million.

In November 2010, the Company completed a private placement with certain accredited investors for gross proceeds of $6.9 million (the “Offering”). Of the gross proceeds, $503,000 represented the exchange of the Bridge Notes and accrued interest and $215,000 represented the cancellation of an accrued compensation liability to our Chairman and CEO. The Company incurred approximately $364,000 in financial advisory, legal and other fees in relation to the offering. In addition, the Company issued warrants to purchase 141,750 shares of common stock at an exercise price $0.40 per share to the financial advisors. The Company issued 2,500,000 shares of common stock at a price of $0.40 per share and sold $5.9 million in aggregate principal of 12% senior secured convertible notes (the “Notes”) to the investors on a pro rata basis. The Notes were to mature on the second anniversary of the closing.  The Notes were secured by a first priority security interest in all of the Company’s assets. The Notes and any accrued interest convert automatically into common stock either (a) if and when sufficient shares become authorized or (ii) upon a reverse stock split at a conversion price of $0.40 per share, subject to certain adjustments, including certain share issuances below $0.40 per share. The Company agreed to use its best efforts to file a proxy statement seeking shareholder approval to increase the number of authorized shares or effect a reverse stock split within 30 days of closing. The Company filed a proxy statement in January 2011 and the stockholders approved both proposals listed above and the Board of Directors decided to implement the increase in authorized shares of common stock. The Company filed an amendment to its Certificate of Incorporation, effective March 17, 2011, which increased the authorized shares of common stock and the Notes with accrued interest automatically converted to common stock. In addition, each non-affiliated investor in the Offering investing $2,000,000 or more also received five-year warrants to purchase an aggregate of 549,000 shares of Company common stock at an exercise price of $0.40 per share. One investor received such warrants. The net cash proceeds to the Company from the Offering were estimated to be $6.4 million inclusive of the October transaction and after offering expenses.

As a result of the Offering, the Bridge Warrants adjusted to be exercisable for an aggregate of 1.25 million shares at $0.40 per share.

For the years ended December 31, 2010 and 2009, we recognized a loss (gain) of $6.3 million and ($341,000), respectively, related to the revaluation of our warrant liabilities.

Concentration of Credit Risk

Financial instruments, which potentially subject us to a concentration of risk, include cash, marketable securities and accounts receivable. Most of our customers are based in the United States at this time and we are not subject to exchange risk for accounts receivable.

The Company maintains its cash in domestic financial institutions subject to insurance coverage issued by the Federal Deposit Insurance Corporation (FDIC). Under FDIC rules, the Company is entitled to aggregate coverage as defined by the Federal regulation per account type per separate legal entity per financial institution. The Company has incurred no losses as a result of any credit risk exposures.

Recent Accounting Pronouncements

Recently Adopted

In February 2010, the FASB issued ASU 2010-09, “Subsequent Events, Amendments to Certain Recognition and Disclosure Requirements” which made a number of changes to the existing requirements to the FASB Accounting Standards Codification 855 Subsequent Events. The amended guidance was effective upon issuance and as a result of the amendments, SEC filers that file financial statements after February 24, 2010 are not required to disclose the date through which subsequent events have been evaluated. This ASU was adopted as of December 31, 2010 and did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” which is intended to enhance the usefulness of fair value measurements by requiring both the disaggregation of the information in certain existing disclosures, as well as the inclusion of more robust disclosures about valuation techniques and inputs to recurring and non-recurring fair value measurements. The amended guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disaggregation requirement for the reconciliation disclosure of Level 3 measurements, which is effective for fiscal years beginning after December 31, 2010 and for interim periods within those years. This ASU was adopted as of December 31, 2010 and did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued ASU 2010-02, “Accounting and Reporting for Decreases in Ownership of a Subsidiary – Scope Clarification” which is intended to clarify which transactions require a decrease in ownership provisions particularly for non-controlling interests in consolidated financial statements. In addition, it requires increased disclosures about deconsolidation of a subsidiary. It requires retrospective application and is effective for the first interim or annual periods ending on or after December 15, 2009. Adoption of this ASU did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued ASU 2020-01 “Accounting for Distributions to Shareholders with Components of Stock and Cash” which is intended to clarify the accounting treatment for a stock portion of a shareholder distribution that (1) contains both cash and stock components, (2) allows shareholders to select their preferred form of distribution, and (3) limits the total amount of cash to be distributed. It defines a stock dividend as a dividend that takes nothing from the property of an entity and adds nothing to the interests of an entity’s shareholders because the proportional interest of each shareholder remains the same. The stock portion of the distribution must be treated as a stock issuance and be reflected in the EPS calculation prospectively. It requires retrospective application and is effective for annual periods ending on or after December 15, 2009. Adoption of this ASU did not have a material impact on our consolidated financial statements.

In August 2009, the FASB issued ASU 2009-15, which changes the fair value accounting for liabilities. These changes clarify existing guidance that in circumstances in which a quoted price in an active market for the identical liability is not available, an entity is required to measure fair value using either a valuation technique that uses a quoted price of either a similar liability or a quoted price of an identical or similar liability when traded as an asset, or another valuation technique that is consistent with the principles of fair value measurements, such as an income approach (e.g., present value technique). This guidance also states that both a quoted price in an active market for the identical liability and a quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. This ASU was adopted effective on January 1, 2010 and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities,” the FASB issued changes to the accounting for variable interest entities. These changes require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity; to require ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity; to eliminate the quantitative approach previously required for determining the primary beneficiary of a variable interest entity; to add an additional reconsideration event for determining whether an entity is a variable interest entity when any changes in facts and circumstances occur such that holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity’s economic performance; and to require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity. These changes became effective for us beginning on January 1, 2010. The adoption of this change did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued ASU 2009-16, “Accounting for Transfers of Financial Assets,” which changes the accounting for transfers of financial assets. These changes remove the concept of a qualifying special-purpose entity and remove the exception from the application of variable interest accounting to variable interest entities that are qualifying special-purpose entities; limits the circumstances in which a transferor derecognizes a portion or component of a financial asset; defines a participating interest; requires a transferor to recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer accounted for as a sale; and requires enhanced disclosure; among others. These changes became effective January 1, 2010 and did not have a material impact on our financial statements.

Recently Issued

The following Accounting Standards Updates were issued between December 31, 2009 and December 31, 2010 and contain amendments and technical corrections to certain SEC references in FASB's codification:

In April 2010, the FASB issued ASU 2010-13, “Share-based payment awards denominated in certain currencies” provides clarification on an employee share-based payment award that has an exercise price denominated in the currency of the market in which a substantial portion of the entity’s equity shares trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity should not classify such an award as a liability if it otherwise qualifies as equity. The amended guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company expects to adopt the amended guidance on January 1, 2011. The Company does not believe that the adoption of the amended guidance will have a significant effect on its consolidated financial statements.

In April 2010, the FASB issued ASU 2010-17, “Milestone Method of Revenue Recognition” guidance to address accounting for research or development arrangements in which a vendor satisfies its performance obligations over time, with all or a portion of the consideration contingent on future events, referred to as milestones. The new guidance allows a vendor to adopt an accounting policy to recognize all of the arrangement consideration that is contingent on the achievement of a milestone in the period the milestone is achieved, if the milestone meets the criteria to be considered a substantive milestone. The milestone method described in the new guidance is not the only acceptable revenue attribution model for milestone consideration. However, other methods that result in the recognition of all of the milestone consideration in the period the milestone is achieved are precluded. A vendor is not precluded from electing to apply a policy that results in the deferral of some portion of the milestone consideration. The new guidance is effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2010, with early adoption permitted. If an entity early adopts in a period that is not the beginning of its fiscal year, it must apply the guidance retrospectively from the beginning of the year of adoption. A vendor may elect to adopt the new guidance retrospectively for all prior periods, but is not required to do so. The Company is still evaluating the effect, if any; the amended guidance may have on its consolidated financial statements.